Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Jan. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Cost	$ 55,372	$ 56,129
Gross unrealized gains	330	102
Gross unrealized losses	172	388
Fair value	55,530	55,843
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	7,733	8,903
Gross unrealized gains	109	38
Gross unrealized losses	10	50
Fair value	7,832	8,891
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	3,546	4,403
Gross unrealized gains	7	3
Gross unrealized losses	25	54
Fair value	3,528	4,352
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	20,609	19,298
Gross unrealized gains	146	6
Gross unrealized losses	64	163
Fair value	20,691	19,141
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	19,684	20,022
Gross unrealized gains	54	49
Gross unrealized losses	50	81
Fair value	19,688	19,990
Other debt [member]
Disclosure of financial assets [line items]
Cost	3,800	3,503
Gross unrealized gains	14	6
Gross unrealized losses	23	40
Fair value	$ 3,791	$ 3,469